RELATED PARTY TRANSACTIONS - Transactions with former related parties - Net (expenses)/revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party	$ 8,140	$ 24,837
Golar Partners
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party	3,986	13,521
Hygo and subsidiaries
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party	3,631	10,887
Borr Drilling
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party	348	384
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party	111	45
OneLNG
Related Party Transaction [Line Items]
Net income (expense) from transactions with former related party	$ 64	$ 0